Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Share-Based Compensation Expenses [Line Items]
General and administrative expenses	¥ 14,005,587	$ 1,992,600